Related Party Balances and Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Related Party Balances and Transactions [Abstract]
Trade accounts receivable	$ 26
Trade accounts payable			1,336
Cost of revenues	3,402	[1]	3,287	[1]	2,674	[1]
Selling, general and administrative expenses	$ 52
Percentage of raw material costs	23.10%		24.50%		18.40%

[1]	The Company's purchases from such supplier accounted for 23.1%, 24.5% and 18.4% of its raw material costs in 2013, 2012 and 2011, respectively.